Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (764,337)	$ (1,066,612)	$ (313,774)	$ (731,042)	$ (2,340,365)	$ (1,766,493)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					418,795	417,742
Amortization of operating lease right-of-use assets	6,782		7,177		22,967	21,758	$ 28,935
Gain on derivative liability – warrants					(51)	(23,348)
Provision for doubtful receivables	83,525				83,525
Stock-based compensation					384,188	525,721
Unrealized foreign exchange gain (loss)					(593)	(5,100)
Changes in operating assets and liabilities:
Accounts receivable					4,098,675	2,405,809
Prepaid expenses					10,057	(823)
Accounts payable and accrued liabilities					(3,537,827)	(1,783,064)
Net cash used in operating activities					(860,629)	(207,798)
Cash flows from investing activities:
Acquisition of equipment					(8,714)	(12,991)
Net cash used in investing activities					(8,714)	(12,991)
Cash flows from financing activities:
Payments for repurchase of common shares					(517)
Payments on operating lease liabilities					(24,715)	(27,556)
Net cash used in financing activities					(25,232)	(27,556)
Change in cash					(894,575)	(248,345)
Cash, beginning of period		$ 2,363,530		$ 2,078,607	2,363,530	2,078,607	2,078,607
Cash, end of period	$ 1,468,955		$ 1,830,262		1,468,955	1,830,262	$ 2,363,530
Supplementary information:
Interest paid
Income taxes paid					3,617	3,206
Non-cash transaction
Shares issued to settle accounts payable and accrued liabilities						$ 79,705